Financial Assets at Amortized Cost - Schedule of Financial Assets at Amortized Cost (Detail) $ in Millions, $ in Millions	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2019 TWD ($)
Disclosure of financial assets [line items]
Corporate bonds	$ 129,727.4		$ 5,307.0
Less: Allowance for impairment loss	(331.6)		(347.0)	$ (246.6)	$ (325.3)
Current portion	94,600.2	$ 3,078.4	3,773.6
Noncurrent portion	35,127.2	$ 1,143.1	1,533.4
Corporate bonds [member]
Disclosure of financial assets [line items]
Corporate bonds	81,041.0		5,310.1
Less: Allowance for impairment loss	(56.4)		(3.1)
Commercial paper [member]
Disclosure of financial assets [line items]
Commercial paper	$ 48,742.8		$ 0.0